Investments - Available-For-Sale Securities (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Schedule Of Available For Sale Securities [Line Items]
Asset-backed and mortgage-backed securities impairment		1.6
Asset-backed securities and collateralized mortgage obligations [Member]
Schedule Of Available For Sale Securities [Line Items]
Commercial paper secured by mortgaged-backed securities		5.6
Maximum [Member] | Commercial paper [Member]
Schedule Of Available For Sale Securities [Line Items]
Available-for-sale securities, maturities	1 year	1 year
Maximum [Member] | Asset-backed securities and collateralized mortgage obligations [Member]
Schedule Of Available For Sale Securities [Line Items]
Available-for-sale securities, maturities		26 years